Fixed Assets And Assets Held for Sale - Vessel acquisitions (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Consideration	$ 1,135,573	$ 455,791
Debt	2,596,466		$ 1,787,781
Advances paid to CMTC in December 2023	$ 54,000		$ 174,400
LNG/ C Axios II [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	January 2, 2024
Consideration	$ 314,000
Debt	190,000
Umbrella Seller's Credit	92,600
Advances paid to CMTC in December 2023	31,400
Cash to CMTC on the Delivery date	$ 0
LNG/C Assos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	May 31, 2024
Consideration	$ 277,000
Debt	240,000
Umbrella Seller's Credit	0
Advances paid to CMTC in December 2023	27,700
Cash to CMTC on the Delivery date	$ 9,300
LNG/C Aktoras [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	June 5, 2024
Consideration	$ 311,000
Debt	240,000
Umbrella Seller's Credit	39,900
Advances paid to CMTC in December 2023	31,100
Cash to CMTC on the Delivery date	$ 0
LNG/C Apostolos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date	June 28, 2024
Consideration	$ 302,000
Debt	192,000
Umbrella Seller's Credit	2,264
Advances paid to CMTC in December 2023	30,200
Cash to CMTC on the Delivery date	77,536
Total [Member]
Property, Plant and Equipment [Line Items]
Consideration	1,204,000
Debt	862,000
Umbrella Seller's Credit	134,764
Advances paid to CMTC in December 2023	120,400
Cash to CMTC on the Delivery date	$ 86,836